Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 24, 2020	Jul. 17, 2020	Sep. 17, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, par value			$ 0.0001
Preferred stock, shares authorized (in Shares)				1,000,000	1,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Common stock gross proceeds (in Dollars)				$ 40.0
Preferred stock share holders percentage				50.00%
Restricted stock agreement, description				In 2014, the Company issued 19,789,860 shares of Legacy Class A common stock to the initial founders of the Company at par that contained a repurchase right by the Company at the lesser of the original purchase price of $0.0001 per share or the then current fair value of the share, which lapsed over a four-year period. In 2016 and 2018 these shares were amended with respect to the lapse of the repurchase rights, such that beginning as of January 2018 60% percent of the shares were vested and the remaining shares vest over a thirty-six month period.
Recognized over a weighted average period				3 years 3 months 18 days
Price per share				$ 0.41
Exercisable to purchase price per share		$ 11.5
Additional shares (in Shares)	900,000
Private placement warrants outstanding (in Shares)				10,400,000
Exercisable price per share			$ 11.5
Warrant description				Redemption of Warrants when the price per share of Class A common stock equals or exceeds $18.00. The Company may call the Public Warrants for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last reported sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Business Acquisition [Member]
Stockholders' Equity (Details) [Line Items]
Business Combination Description				If (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A common stock during the 10 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger prices described below under “Redemption of Warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described below under “Redemption of Warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Restricted Stock Units (RSUs) [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares (in Shares)				749,691
Stock-based compensation (in Dollars)				$ 0.8
Total unrecognized stock-based compensation expense (in Dollars)				8.4
Granted aggregate intrinsic value (in Dollars)				6.4
Vested aggregate intrinsic value (in Dollars)				0.5
Outstanding aggregate intrinsic value (in Dollars)				$ 6.0
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value		0.0001
Price per share		10
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Price per share		$ 1
Private placement warrants (in Shares)		8,000,000
Additional shares (in Shares)	1,500,000
Public warrants (in Shares)				17,248,621
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)				300,000,000
Common stock, par value				$ 0.0001	0.0001
Warrant description				Redemption of Warrants when the price per share of Class A common stock equals or exceeds $10.00. The Company may call the Public Warrants for redemption:• in whole and not in part;• at a price of $0.10 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Company’s Class A common stock; and
Class A Common Stock [Member] | Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Price per share		$ 11.5
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)				22,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred Stock price per share				0.3926
Preferred stock conversion price per share				0.3926
Series A1 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred Stock price per share				0.642
Preferred stock conversion price per share				0.642
Series A2 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred Stock price per share				0.9963
Preferred stock conversion price per share				0.9963
Series A3 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred Stock price per share				0.9963
Preferred stock conversion price per share				$ 0.9963